STOCK-BASED COMPENSATION (Narrative) (Details) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	33,333,334	33,333,334
Common stock, shares issued	25,100,000	21,000,000
Common stock, shares outstanding	25,100,000	21,000,000	21,000,000
Subsidiary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	500,000
Optiopns granted		62,500
Common stock, shares authorized	10,000,000
Common stock, shares issued	9,500,000
Common stock, shares outstanding	9,500,000
Subsidiary [Member] | Euro Member Countries, Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock		€ 0.01
2008 Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance				1,500,000
Options expired	1,500,000